Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	£ 973	£ 6,137
Loans and Advances to Customers [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	540	509
Loans and Advances to Customers [member] | Loans to Housing Associations [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	12	13
Loans and Advances to Customers [member] | Other Loans [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	528	496
Debt Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	298	3,263
Equity Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	135	93
Reverse repurchase agreements - non-trading [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	£ 0	£ 2,272